1900 K Street, N.W.
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www.dechert.com

Brenden P. Carroll

brenden.carroll@dechert.com
+1 202 261 3458 Direct

February 14, 2020

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”) Post-Effective Amendment No. 246 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 246 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 253 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Class D, Class I, Intermediary Class, Intermediary Service Class, and Class Y Shares of the HSBC ESG Prime Money Market Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll